RESTRUCTURING OF JAPAN OPERATIONS (Schedule of Restructuring and Asset Impairment Activity) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Accrued balance as of beginning of period		$ 5,044	$ 4,603
Assets impairment related costs and other restructuring charges			7,316
Reduction of prior accrual and impairment		(986)	(8,307)
Charges against accrual		359	5,841
Cash payments		(2,624)	(4,409)
Accrued balance as of end of period		1,793	5,044
Assets impairment and related cost [Member]
Restructuring Cost and Reserve [Line Items]
Accrued balance as of beginning of period	[1]	3,100	1,196
Assets impairment related costs and other restructuring charges	[1]		3,200
Reduction of prior accrual and impairment	[1]	(986)	(5,841)
Charges against accrual	[1]		5,841
Cash payments	[1]	(321)	(1,296)
Accrued balance as of end of period	[1]	1,793	3,100
Other restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Accrued balance as of beginning of period		1,944	3,407
Assets impairment related costs and other restructuring charges			4,116
Reduction of prior accrual and impairment			(2,466)
Charges against accrual		359
Cash payments		(2,303)	(3,113)
Accrued balance as of end of period			$ 1,944

[1]	Charges associated with asset impairment represent the write-down of the related assets to their new fair value and are recorded concurrently with the recognition of the accrual.